CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS (DEFICIT) EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock Class A [Member]	Common Stock Class V [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ (21,186)							$ (21,186)
Compensation costs related to incentive units	543							543
Issuance of common stock for vested DSUs
Net loss	(73,151)							(73,151)
Ending balance, value at Dec. 31, 2021	$ (61,304)							(61,304)
Ending balance, shares at Dec. 31, 2021	33,509,272
Compensation costs related to incentive units	$ 58							58
Issuance of common stock for vested DSUs
Net loss	(24,819)							(24,819)
Ending balance, value at Mar. 31, 2022	$ (86,065)							(86,065)
Ending balance, shares at Mar. 31, 2022	33,509,272
Beginning balance, value at Dec. 31, 2021	$ (61,304)							(61,304)
Beginning balance, shares at Dec. 31, 2021	33,509,272
Compensation costs related to incentive units	$ 230							230
Issuance of common stock for vested DSUs
Issuance of common stock for services rendered		$ 1			15,600			15,601
Issuance of common stock for services rendered, shares		7,302,155
Exchange of Class V Common Stock to Class A Common Stock		$ 0	$ (0)
Exchange of Class V Common Stock to Class A Common Stock, shares		3,214,234	(3,214,234)
Net loss	(228,997)							(228,997)
Ending balance, value at Dec. 31, 2022		$ 6	$ 12		34,658	(337,875)	148,747	(154,452)
Ending balance, shares at Dec. 31, 2022		55,886,692	115,463,646
Beginning balance, value at Mar. 31, 2022	$ (86,065)							(86,065)
Beginning balance, shares at Mar. 31, 2022	33,509,272
Compensation costs related to incentive units	$ 126							126
Issuance of common stock for vested DSUs
Net loss	(27,794)							(27,794)
Ending balance, value at Jun. 30, 2022	$ (113,733)							(113,733)
Ending balance, shares at Jun. 30, 2022	33,509,272
Beginning balance, value at Dec. 31, 2022		$ 6	$ 12		34,658	(337,875)	148,747	(154,452)
Beginning balance, shares at Dec. 31, 2022		55,886,692	115,463,646
Equity-based compensation					9,302			9,302
Issuance of common stock for vested DSUs
Issuance of common stock for services rendered		$ 1			10,244			10,245
Issuance of common stock for services rendered, shares		9,318,052
Issuance of equity-classified warrants					945			945
Issuance of common stock for vested RSUs
Issuance of common stock for vested RSUs, shares		3,711,682
RSUs withheld to pay taxes					(1,067)			(1,067)
Conversion of debt obligations to common stock					3,130			3,130
Conversion of debt obligations to common stock, shares		2,849,962
Proceeds from issuance of common stock					1,100			1,100
Proceeds from issuance of common stock, shares		1,222,222
Net loss						(3,129)	(6,322)	(9,451)
Ending balance, value at Mar. 31, 2023		$ 7	$ 12		58,312	(341,004)	142,425	(140,248)
Ending balance, shares at Mar. 31, 2023		72,988,610	115,463,646
Equity-based compensation					1,803			1,803
Issuance of common stock for vested DSUs
Issuance of common stock for vested DSUs, shares		84,818
Conversion of debt obligations to common stock		$ 2			7,714			7,716
Conversion of debt obligations to common stock, shares		17,288,298
Exercise and conversion of liability classified warrants					1,073			1,073
Exercise and conversion of liability classified warrants, shares		2,559,375
Proceeds from issuance of common stock		$ 6			23,661			23,667
Proceeds from issuance of common stock, shares		56,836,444
Exchange of Class V Common Stock to Class A Common Stock		$ 8	$ (8)
Exchange of Class V Common Stock to Class A Common Stock, shares		80,060,825	(80,060,825)
Common stock issuance costs					(32)			(32)
Net loss						(13,202)	(9,615)	(22,817)
Ending balance, value at Jun. 30, 2023		$ 23	$ 4		$ 92,532	$ (354,206)	$ 132,810	$ (128,838)
Ending balance, shares at Jun. 30, 2023		229,818,370	35,402,821